UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               --------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

       This Amendment (Check only one): |_|  is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:          Anchorage Advisors, LLC
Address:       610 Broadway, 6th Floor
               New York, NY  10012


Form 13F File Number: 028-11711
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Anthony L. Davis
Title:         Managing Member of Anchorage Advisors Management, LLC
Phone:         212-432-4600

Signature, Place and Date of Signing:


     /s/ Anthony L. Davis           New York, New York         August 14, 2008
-------------------------------    --------------------        ---------------
         [Signature]                   [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                0
                                                    --------------------------

Form 13F Information Table Entry Total:                          26
                                                    --------------------------

Form 13F Information Table Value Total:                       $560,997
                                                    --------------------------
                                                           (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None


                                                        ANCHORAGE ADVISORS, LLC
                                                               FORM 13F
                                                     Quarter Ended June 30, 2008


                                                             VALUE   SHARES/    SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT    PRN CALL DSCRETN MANAGERS     SOLE    SHARED   NONE
------------------------------ ---------------- --------- --------   -------- --- ---- ------- ------------ -------- -------- -----
-----------------------------------------------------------------------------------------------------------------------------------
ABITIBIBOWATER INC             COM              003687100   14,310   1,533,808  SH       SOLE               1,533,808
-----------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                  COM              00817Y108   34,451     850,000  SH       SOLE                 850,000
-----------------------------------------------------------------------------------------------------------------------------------
AK STL HLDG CORP               COM              001547108   20,355     295,000  SH  PUT  SOLE                 295,000
-----------------------------------------------------------------------------------------------------------------------------------
AMBAC FINL GROUP INC           COM              023139108      829     618,600  SH       SOLE                 618,600
-----------------------------------------------------------------------------------------------------------------------------------
ASBURY AUTOMOTIVE GROUP INC    COM              043436104    9,088     707,200  SH       SOLE                 707,200
-----------------------------------------------------------------------------------------------------------------------------------
BAUER EDDIE HLDGS INC          COM              071625107      611     147,300  SH       SOLE                 147,300
-----------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO        COM              110122108    8,212     400,000  SH  PUT  SOLE                 400,000
-----------------------------------------------------------------------------------------------------------------------------------
ENER1 INC                      COM NEW          29267A203   40,827   5,502,323  SH       SOLE               5,502,323
-----------------------------------------------------------------------------------------------------------------------------------
FIRSTFED FINL CORP             COM              337907109    9,648   1,200,000  SH       SOLE               1,200,000
-----------------------------------------------------------------------------------------------------------------------------------
FRONTEER DEV GROUP INC         COM              35903Q106   41,509   8,075,650  SH       SOLE               8,075,650
-----------------------------------------------------------------------------------------------------------------------------------
GENESCO INC                    COM              371532102   57,899   1,875,566  SH       SOLE               1,875,566
-----------------------------------------------------------------------------------------------------------------------------------
GROUP 1 AUTOMOTIVE INC         COM              398905109   45,069   2,268,200  SH       SOLE               2,268,200
-----------------------------------------------------------------------------------------------------------------------------------
HOSPIRA INC                    COM              441060100   18,651     465,000  SH       SOLE                 465,000
-----------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP                  COM              447011107   11,400   1,000,000  SH       SOLE               1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
LIVEPERSON INC                 COM              538146101   12,364   4,400,020  SH       SOLE               4,400,020
-----------------------------------------------------------------------------------------------------------------------------------
LODGENET INTERACTIVE CORP      COM              540211109   10,744   2,188,200  SH       SOLE               2,188,200
-----------------------------------------------------------------------------------------------------------------------------------
MYLAN INC                      COM              628530107   14,484   1,200,000  SH       SOLE               1,200,000
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP             COM              635405103    4,770   1,000,000  SH       SOLE               1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103      940      97,000  SH       SOLE                  97,000
-----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                 COM NEW          629377508  108,601   2,531,500  SH       SOLE               2,531,500
-----------------------------------------------------------------------------------------------------------------------------------
ORION ENERGY SYSTEMS INC       COM              686275108    4,604     460,403  SH       SOLE                 460,403
-----------------------------------------------------------------------------------------------------------------------------------
RADIAN GROUP INC               COM              750236101      778     536,600  SH       SOLE                 536,600
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC         COM              91324P102    8,203     312,500  SH  CALL SOLE                 312,500
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC             CONV7.75%SER R   939322814   29,594      49,793  SH       SOLE                  49,793
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                  COM              94973V107   33,029     693,005  SH       SOLE                 693,005
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                  COM              94973V107   20,027     420,200  SH  CALL SOLE                 420,200
-----------------------------------------------------------------------------------------------------------------------------------
